Vanguard Intermediate-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	8.125%	5/15/21	220	236
United States Treasury Note/Bond	8.125%	8/15/21	245	268
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,451
United States Treasury Note/Bond	2.125%	12/31/22	3	4
United States Treasury Note/Bond	1.750%	1/31/23	161	168
United States Treasury Note/Bond	2.000%	2/15/23	3	3
United States Treasury Note/Bond	7.125%	2/15/23	6,628	7,865
United States Treasury Note/Bond	1.375%	6/30/23	132,105	136,853
United States Treasury Note/Bond	1.250%	7/31/23	41,197	42,555
United States Treasury Note/Bond	2.750%	7/31/23	66,037	71,320
United States Treasury Note/Bond	2.500%	8/15/23	76,570	82,169
United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,551
United States Treasury Note/Bond	1.375%	8/31/23	56,515	58,643
United States Treasury Note/Bond	2.750%	8/31/23	66,499	71,965
United States Treasury Note/Bond	1.375%	9/30/23	95,140	98,797
United States Treasury Note/Bond	2.875%	9/30/23	72,400	78,791
United States Treasury Note/Bond	1.625%	10/31/23	50,095	52,490
United States Treasury Note/Bond	2.875%	10/31/23	139,590	152,196
United States Treasury Note/Bond	2.750%	11/15/23	102,370	111,279
United States Treasury Note/Bond	2.125%	11/30/23	72,565	77,372
United States Treasury Note/Bond	2.875%	11/30/23	64,930	70,916
United States Treasury Note/Bond	2.250%	12/31/23	45,809	49,116
United States Treasury Note/Bond	2.625%	12/31/23	69,955	75,923
United States Treasury Note/Bond	2.250%	1/31/24	77,773	83,509
United States Treasury Note/Bond	2.500%	1/31/24	84,135	91,076
United States Treasury Note/Bond	2.750%	2/15/24	182,160	199,010
United States Treasury Note/Bond	2.125%	2/29/24	38,999	41,741
United States Treasury Note/Bond	2.375%	2/29/24	78,730	84,991
United States Treasury Note/Bond	2.125%	3/31/24	188,758	202,296
United States Treasury Note/Bond	2.000%	4/30/24	28,015	29,928
United States Treasury Note/Bond	2.250%	4/30/24	71,336	76,887
United States Treasury Note/Bond	2.500%	5/15/24	184,062	200,340
United States Treasury Note/Bond	2.000%	5/31/24	169,485	181,244
United States Treasury Note/Bond	1.750%	6/30/24	98,185	104,137
United States Treasury Note/Bond	2.000%	6/30/24	47,347	50,691
United States Treasury Note/Bond	1.750%	7/31/24	71,815	76,236
United States Treasury Note/Bond	2.125%	7/31/24	63,748	68,669
United States Treasury Note/Bond	2.375%	8/15/24	117,272	127,606
United States Treasury Note/Bond	1.250%	8/31/24	78,245	81,509
United States Treasury Note/Bond	1.875%	8/31/24	82,905	88,501
United States Treasury Note/Bond	1.500%	9/30/24	78,414	82,555
United States Treasury Note/Bond	2.125%	9/30/24	49,501	53,430
United States Treasury Note/Bond	1.500%	10/31/24	102,356	107,826
United States Treasury Note/Bond	2.250%	10/31/24	54,050	58,712
United States Treasury Note/Bond	2.250%	11/15/24	169,221	183,923

United States Treasury Note/Bond	7.500%	11/15/24	6,573	8,664
United States Treasury Note/Bond	1.500%	11/30/24	92,760	97,833
United States Treasury Note/Bond	2.125%	11/30/24	76,230	82,472
United States Treasury Note/Bond	1.750%	12/31/24	57,595	61,429
United States Treasury Note/Bond	2.250%	12/31/24	76,990	83,847
United States Treasury Note/Bond	1.375%	1/31/25	75,935	79,732
United States Treasury Note/Bond	2.500%	1/31/25	37,185	40,973
United States Treasury Note/Bond	2.000%	2/15/25	136,463	147,274
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,428
United States Treasury Note/Bond	1.125%	2/28/25	112,685	117,139
United States Treasury Note/Bond	2.750%	2/28/25	76,658	85,486
United States Treasury Note/Bond	0.500%	3/31/25	96,300	97,188
United States Treasury Note/Bond	2.625%	3/31/25	60,157	66,821
United States Treasury Note/Bond	0.375%	4/30/25	178,080	178,636
United States Treasury Note/Bond	2.875%	4/30/25	24,274	27,301
United States Treasury Note/Bond	2.125%	5/15/25	124,425	135,409
United States Treasury Note/Bond	0.250%	5/31/25	123,050	122,742
United States Treasury Note/Bond	2.875%	5/31/25	51,200	57,664
United States Treasury Note/Bond	2.750%	6/30/25	48,130	53,981
United States Treasury Note/Bond	2.875%	7/31/25	165,215	186,642
United States Treasury Note/Bond	2.000%	8/15/25	91,425	99,224
United States Treasury Note/Bond	6.875%	8/15/25	14,398	19,248
United States Treasury Note/Bond	2.750%	8/31/25	63,320	71,225
United States Treasury Note/Bond	3.000%	9/30/25	34,900	39,775
United States Treasury Note/Bond	3.000%	10/31/25	50,970	58,161
United States Treasury Note/Bond	2.250%	11/15/25	171,380	188,760
United States Treasury Note/Bond	2.875%	11/30/25	60,900	69,198
United States Treasury Note/Bond	2.625%	12/31/25	54,145	60,845
United States Treasury Note/Bond	2.625%	1/31/26	68,630	77,220
United States Treasury Note/Bond	1.625%	2/15/26	225,785	241,414
United States Treasury Note/Bond	6.000%	2/15/26	13,075	17,206
United States Treasury Note/Bond	2.500%	2/28/26	425	476
United States Treasury Note/Bond	2.250%	3/31/26	64,510	71,344
United States Treasury Note/Bond	2.375%	4/30/26	67,460	75,176
United States Treasury Note/Bond	1.625%	5/15/26	155,020	165,967
United States Treasury Note/Bond	2.125%	5/31/26	54,973	60,504
United States Treasury Note/Bond	1.875%	6/30/26	66,300	72,050
United States Treasury Note/Bond	1.875%	7/31/26	77,845	84,632
United States Treasury Note/Bond	1.500%	8/15/26	196,842	209,515
United States Treasury Note/Bond	6.750%	8/15/26	5,954	8,262
United States Treasury Note/Bond	1.375%	8/31/26	850	899
United States Treasury Note/Bond	1.625%	9/30/26	62,249	66,801
United States Treasury Note/Bond	1.625%	10/31/26	77,600	83,323
United States Treasury Note/Bond	2.000%	11/15/26	123,545	135,629
United States Treasury Note/Bond	6.500%	11/15/26	8,000	11,085
United States Treasury Note/Bond	1.625%	11/30/26	69,290	74,444
United States Treasury Note/Bond	1.750%	12/31/26	34,140	36,973
United States Treasury Note/Bond	1.500%	1/31/27	74,515	79,510
United States Treasury Note/Bond	2.250%	2/15/27	138,934	155,216
United States Treasury Note/Bond	6.625%	2/15/27	3,015	4,239
United States Treasury Note/Bond	1.125%	2/28/27	69,329	72,276
United States Treasury Note/Bond	0.625%	3/31/27	86,900	87,687
United States Treasury Note/Bond	0.500%	4/30/27	106,215	106,265
United States Treasury Note/Bond	2.375%	5/15/27	139,085	157,035
United States Treasury Note/Bond	0.500%	5/31/27	92,945	92,945

United States Treasury Note/Bond	2.250%	8/15/27	145,830	163,876
United States Treasury Note/Bond	6.375%	8/15/27	3,000	4,251
United States Treasury Note/Bond	2.250%	11/15/27	131,655	148,359
United States Treasury Note/Bond	6.125%	11/15/27	11,800	16,664
United States Treasury Note/Bond	2.750%	2/15/28	103,665	121,029
United States Treasury Note/Bond	2.875%	5/15/28	110,957	131,068
United States Treasury Note/Bond	2.875%	8/15/28	137,498	163,000
United States Treasury Note/Bond	5.500%	8/15/28	96,537	134,805
United States Treasury Note/Bond	3.125%	11/15/28	146,113	176,820
United States Treasury Note/Bond	5.250%	11/15/28	27,450	38,057
United States Treasury Note/Bond	2.625%	2/15/29	143,370	168,101
United States Treasury Note/Bond	5.250%	2/15/29	33,007	46,096
United States Treasury Note/Bond	2.375%	5/15/29	162,599	187,701
United States Treasury Note/Bond	1.625%	8/15/29	129,228	140,959
United States Treasury Note/Bond	6.125%	8/15/29	17,510	26,202
United States Treasury Note/Bond	1.750%	11/15/29	151,775	167,497
United States Treasury Note/Bond	1.500%	2/15/30	159,114	171,992
United States Treasury Note/Bond	0.625%	5/15/30	84,220	83,983
Total U.S. Government and Agency Obligations (Cost $9,554,845)				10,209,398
Temporary Cash Investment (0.6%)			Shares
Money Market Fund (0.6%)

1 Vanguard Market Liquidity Fund (Cost $60,466)	0.307%		604,648	60,465
Total Investments (100.1%) (Cost $9,615,311)				10,269,863
Other Assets and Liabilities -Net (-0.1%)				(14,774)
Net Assets (100%)				10,255,089
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., East ern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's p ricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments	($000)	($000)	($000)	($000)
Assets
U.S. Government and Agency Obligations	—	10,209,398	—	10,209,398
Temporary Cash Investments	60,465	—	—	60,465
Total	60,465	10,209,398	—	10,269,863